Santander Group - Metrovacesa (Details) - EUR (€) € in Millions		12 Months Ended
	Oct. 26, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Investments in associates accounted for using equity method		€ 6,609	€ 4,197	€ 3,242
Increase in investments in joint ventures and associates participation of the business received		2,967	(582)	1,457
Merlin Properties, SOCIMI, S.A.
Disclosure of detailed information about business combination [line items]
Investments in associates accounted for using equity method		€ 1,358	1,242	1,168
Proportion of ownership interest in associate	21.95%
Increase in investments in joint ventures and associates participation of the business received			1,168
Testa Residencial, SOCIMI, S.A.
Disclosure of detailed information about business combination [line items]
Investments in associates accounted for using equity method			651	307
Proportion of ownership interest in associate	46.21%
Increase in investments in joint ventures and associates participation of the business received			307
Metrovacesa Promocion Y Arrendamiento [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate	70.27%
Metrovacesa, S.A.
Disclosure of detailed information about business combination [line items]
Decrease in real estate investment			3,800
Non-Controlling interest | Metrovacesa, S.A.
Disclosure of detailed information about business combination [line items]
Decrease in minority interest due to operations			€ 621	€ 621